Annual Total Returns [BarChart] - First Trust Global Tactical Commodity Strategy Fund - First Trust Global Tactical Commodity Strategy Fund	May 03, 2021
Bar Chart Table:
2014	(11.89%)
2015	(22.56%)
2016	0.54%
2017	2.89%
2018	(13.04%)
2019	6.55%
2020	1.74%